Commitments and Contingent Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Commitments and Contingent Liabilities [Line Items]
Amount paid of the royalties
Amount paid of the accrued royalties
Research and Development Expense [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of royalties rate of sales	3.00%
Percentage of grant received	100.00%
Israel Innovation Authority of the Ministry of Economy [Member] | Research and Development Expense [Member]
Commitments and Contingent Liabilities [Line Items]
Participation payments	$ 4,888